Earnings Per Share Treasury Share Buyback (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Shares which exclude consideration of stock options in calculation of diluted shares outstanding	1,594,615		461,197	865,844	226,897	453,700
Treasury stock, shares		10,000,000
Treasury stock, value				$ (101,697)	$ (29,930)
Weighted average number diluted shares outstanding adjustment				5,600,000